UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akana Capital Management, LP

Address:  800 Third Avenue
          39th Floor
          New York, New York 10022



13F File Number: 28-12203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey P. Weiner
Title:    CFO
Phone:    212-835-9400


Signature, Place and Date of Signing:


 /s/ Jeffrey P. Weiner            New York, New York          February 6, 2009
----------------------          ----------------------        -----------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $57,688
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

1   28-12204                  Akana Capital Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                    Akana Capital Management, LP

COLUMN 1                     COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6       COLUMN 7       COLUMN 8

                                                        VALUE      SHRS OR SH/  PUT/  INVESTMENT       OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT PRN  CALL  DISCRETION       MGRS    SOLE    SHARED  NONE
--------------               --------------  -----      --------   ------- ---  ----  ----------       ----    ----    ------  ----
BAIDU COM INC                SPON ADR REP A  056752108  20,399     156,232 SH         SHARED-DEFINED   1              156,232
CHINA MOBILE LIMITED         SPONSORED ADR   16941M109   3,534      69,500 SH         SHARED-DEFINED   1               69,500
CHINA PETE & CHEM CORP       SPON ADR H SHS  16941R108   7,860     127,200 SH         SHARED-DEFINED   1              127,200
CTRIP COM INTL LTD           ADR             22943F100   4,201     176,500 SH         SHARED-DEFINED   1              176,500
NETEASE COM INC              SPONSORED ADR   64110W102   3,227     146,000 SH         SHARED-DEFINED   1              146,000
MORGAN STANLEY CHINA A SH FD COM             617468103     205      10,000 SH         SHARED-DEFINED   1               10,000
GOOGLE INC                   CL A            38259P508     615       2,000 SH         SHARED-DEFINED   1                2,000
GT SOLAR INTL INC            COM             3623E0209      87      30,000 SH         SHARED-DEFINED   1               30,000
ISHARES TR                   FTSE CHINA ETF  464288190      87       3,000 SH         SHARED-DEFINED   1                3,000
LAS VEGAS SANDS CORP         COM             517834107   4,418     745,000 SH         SHARED-DEFINED   1              745,000
MICROSOFT CORP               COM             594918104     583      30,000 SH         SHARED-DEFINED   1               30,000
POTASH CORP SASK INC         COM             73755L107   5,162      70,500 SH         SHARED-DEFINED   1               70,500
SINA CORP                    ORD             G81477104   2,950     127,426 SH         SHARED-DEFINED   1              127,426
SOHU COM INC                 COM             83408W103   4,341      91,700 SH         SHARED-DEFINED   1               91,700



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